Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT Mutual Funds II Inc
Entity Central Index Key	0000746601
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000121593
Shareholder Report [Line Items]
Fund Name	Sit Quality Income Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 137,410,313
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 256,828
InvestmentCompanyPortfolioTurnover	48.23%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.
C000235257
Shareholder Report [Line Items]
Fund Name	Sit Quality Income Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 137,410,313
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 256,828
InvestmentCompanyPortfolioTurnover	48.23%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.
C000009601
Shareholder Report [Line Items]
Fund Name	Sit Tax-Free Income Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 128,951,408
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 266,294
InvestmentCompanyPortfolioTurnover	27.42%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.
C000229508
Shareholder Report [Line Items]
Fund Name	Sit Tax-Free Income Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 128,951,408
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 266,294
InvestmentCompanyPortfolioTurnover	27.42%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.
C000009602
Shareholder Report [Line Items]
Fund Name	Sit Minnesota Tax-Free Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Minnesota Tax-Free Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2026
AssetsNet	$ 383,873,920
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 749,759
InvestmentCompanyPortfolioTurnover	20.06%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2026.